Commitments and contingencies - Future annual minimum rental payments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 10.4
2022	9.3
2023	5.7
2024	2.4
2025	1.0
2026	0.1
2027 and after	0.2
44196	29.1
Less: present value discount	(1.5)
Operating Lease, Liability	$ 27.6	$ 29.3